Bank acceptance notes payable	6 Months Ended
Jun. 30, 2020
Notes Payable to Banks [Member]
Bank acceptance notes payable

Note 13 – Bank acceptance notes payable

Bank acceptance notes payable do not carry a stated interest rate but have a specific due date usually for a period of up to one year. These notes are negotiable documents issued by financial institutions on the Company’s behalf to vendors. These notes can either be endorsed by the vendor to other third parties as payment or can be factored to other financial institutions before becoming due. These notes are short-term in nature. As collateral security for financial institutions’ undertakings, the Company is required to maintain deposits with such financial institutions in restricted cash amounts of 0% to 100% of the balances of the bank acceptance notes. As of June 30, 2020 and December 31, 2019, deposits of $2,830 and $205,520 were reported as restricted cash on balance sheet.

Bank acceptance notes payable consisted of the following:

		June 30,	December 31,
		2020	2019

Bank acceptance notes payable issued by SPD Bank Zhang Jiagang Branch	(a)	$—	$205,520
Bank acceptance notes payable issued by SPD Bank Zhang Jiagang Branch	(b)	2,830	—
Bank acceptance notes payable issued by SPD Bank Zhang Lishui Branch	(c)	1,415,000	—
Total		$1,417,830	$205,520
(a)

Bank acceptance notes payable of $205,520 (RMB1,431,200) issued by Shanghai Pudong Development Bank Zhang Jiagang Branch with due date on January 12, 2020. The Company is required to maintain restricted cash deposits at 100% of the notes payable with the bank, in order to ensure future credit availability.

(b)

Bank acceptance notes payable of $2,830 (RMB20,000) issued by Shanghai Pudong Development Bank Zhang Jiagang Branch with due date on December 10, 2020. The Company is required to maintain restricted cash deposits at 100% of the notes payable with the bank, in order to ensure future credit availability.

(c)

Bank acceptance notes payable of $1,415,000 (RMB10,000,000) issued by Shanghai Pudong Development Bank Lishui Branch with due date on April 19, 2021. No restricted cash deposits were required by the bank due to the Company had sufficient bank balance with SPD Bank Lishui Branch.